Net finance costs	12 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Finance costs
Net finance costs

	Year ended September 30
	2018	2017
	$	$
Interest on long-term debt	62,875	62,022
Net interest costs on net defined benefit obligations or assets (Note 16)	5,754	5,578
Other finance costs	8,166	5,911
Finance costs	76,795	73,511
Finance income	(2,910)	(3,719)
	73,885	69,792